Financial Instruments - Effect of reasonable changes of the most significant input parameters on the fair values of the embedded derivatives (Details) € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Share Price
Disclosure of detailed information about financial instruments [line items]
Percentage, Base	0
Percentage, up	10.00%
Percentage, down	(0.00%)
Value derivative, Base	€ 14,948
Value derivative, up	18,815
Value derivative, down	11,081
Effect on financial result, up	(3,867)
Effect on financial result, down	€ 3,867
Credit Spread
Disclosure of detailed information about financial instruments [line items]
Percentage, Base	0
Percentage, up	10.00%
Percentage, down	(0.00%)
Value derivative, Base	€ 14,948
Value derivative, up	14,282
Value derivative, down	15,646
Effect on financial result, up	666
Effect on financial result, down	€ (698)